Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,177,463	$ 823,991
Deferred					(298,330)	(388,575)
Current
Deferred
Change in valuation allowance					298,330	388,575
Income tax provision	$ 27,654	$ 96,005	$ 57,967	$ 1,093,646	$ 1,177,463	$ 823,991